Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Rental Payments Due Under Operating Leases

Future minimum rental payments due under operating leases as of December 31, 2012 are as follows:

(in thousands)
2013	$54,034
2014	45,461
2015	30,775
2016	18,038
2017	7,981
Thereafter	15,889

Future minimum lease payments(1)	$172,178

(1)	Includes the Partnership’s minimum rental payments for CMO acquired on December 20, 2012.